Label	Element	Value
Investor Class Shares | SA International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SA International Small Company Fund
Investment Objective, Heading	rr_ObjectiveHeading	GOAL
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of the DFA Portfolio and the DFA Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds (as defined below); however, each of the Underlying Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Class Operating Expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees in the fee table above have been restated to reflect a reduction in management fees effective January 1, 2018.
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, European (including the Mediterranean), Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. From time to time, the Sub-Adviser may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Sub-Adviser as an approved market for investment. In general, this means that the higher the relative market capitalization of the issuer within an eligible country or region, the greater its representation in the Underlying Fund. Sub-Adviser may, in its discretion, adjust the representation in the Underlying Funds of an eligible company, or exclude an eligible company, after considering such factors as free float (a company’s share capital that is freely available for trading), size, value, profitability, trading strategies, liquidity, momentum and other factors that the Sub-Adviser determines to be appropriate, given market conditions. The Sub-Adviser considers value stocks primarily to be those of companies with a low price in relation to their book value. In assessing value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing value or profitability are subject to change from time to time. The DFA Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

As of August 31, 2018, the DFA Portfolio invested its assets in the Underlying Funds within the following ranges (expressed as a percentage of the DFA Portfolio’s assets):

Underlying Fund	Investment Range
Japanese Series	10% - 35%
United Kingdom Series	10% - 30%
Continental Series	25% - 50%
Asia Pacific Series	0% - 25%
Canadian Series	0% - 20%

The allocation of the assets of the DFA Portfolio to be invested in the Underlying Funds will be determined by the Sub-Adviser on at least a semi-annual basis. The Underlying Funds invest primarily in countries that the Sub-Adviser views as developed market countries. Each Underlying Fund may lend its portfolio securities to generate additional income.

The DFA Portfolio and the Underlying Funds are advised by the Sub-Adviser. For as long as the Fund invests substantially all of its assets in the DFA Portfolio, the Sub-Adviser will not receive any sub-advisory fee from the Fund for its sub-advisory services. The Sub-Adviser receives an investment management fee from the DFA Portfolio for the services the Sub-Adviser provides to the DFA Portfolio. The Sub-Adviser also receives investment management fees for providing investment management services to the Underlying Funds. The Sub-Adviser has agreed to this fee arrangement in order to prevent duplication of advisory fees to the Sub-Adviser.

The Fund may withdraw its investment in the DFA Portfolio at any time if the Fund’s Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund’s assets either will be invested in another mutual fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, European (including the Mediterranean), Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. From time to time, the Sub-Adviser may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Sub-Adviser as an approved market for investment. In general, this means that the higher the relative market capitalization of the issuer within an eligible country or region, the greater its representation in the Underlying Fund. Sub-Adviser may, in its discretion, adjust the representation in the Underlying Funds of an eligible company, or exclude an eligible company, after considering such factors as free float (a company’s share capital that is freely available for trading), size, value, profitability, trading strategies, liquidity, momentum and other factors that the Sub-Adviser determines to be appropriate, given market conditions. The Sub-Adviser considers value stocks primarily to be those of companies with a low price in relation to their book value. In assessing value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing value or profitability are subject to change from time to time. The DFA Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.
Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

●	Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the DFA Portfolio and, indirectly, the investment performance of the Underlying Funds. In addition, the Fund’s net asset value is subject to the fluctuations in the net asset value of the DFA Portfolio and, indirectly, the net asset values of the Underlying Funds. The ability of the Fund to achieve its investment objective depends: on the ability of the DFA Portfolio and the Underlying Funds to meet their investment objectives, on the Sub-Adviser’s decisions regarding the allocation of the DFA Portfolio’s assets among the Underlying Funds, and the Sub-Adviser’s selection of securities for the Underlying Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the DFA Portfolio’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. There can be no assurance that the investment objective of the Fund, the DFA Portfolio or any Underlying Fund will be achieved. Duplication of expenses is a risk when a fund invests in other investment companies. When the DFA Portfolio invests in Underlying Funds, investors are subject to their proportionate share of the expenses of these Underlying Funds in addition to the expenses of the DFA Portfolio and the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the DFA Portfolio’s allocation to the Underlying Funds changes from time to time, or to the extent that the expense ratios of the DFA Portfolio or the Underlying Funds change, the operating expenses of the DFA Fund and the Underlying Funds borne by the Fund may increase or decrease.

●	Market Risk: The value of the securities in which the Underlying Funds invest may go up or down in response to the prospects of individual companies, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.

●	Small Company Stock Risk: The stocks of small companies may involve more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

●	Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. The Underlying Funds do not hedge foreign currency risk.

●	European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. In June 2016, citizens of the United Kingdom voted to leave the EU in a popular referendum. The full consequences of the so-called “Brexit” vote remain unclear, particularly with respect to the outcome of negotiations between the United Kingdom and the EU regarding their future relationship. Brexit may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, which may cause increased volatility and illiquidity, and potentially lower economic growth in these markets. In addition, other member states may contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

●	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Underlying Fund shares (and, indirectly, the Fund shares) may fall. The value of the Underlying Fund shares (and, indirectly, the Fund shares) could also fall if a loan is called and the Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

●	Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

●	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

●	Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk, Lose Money	rr_RiskLoseMoney	The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.sa-funds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended September 30, 2018 was (4.03)%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	6/30/2009	31.16%
Worst Quarter	9/30/2008	(22.64)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA International Small Company Fund | MSCI World Ex. U.S. Small Cap Index (net div.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.04%
5 Years	rr_AverageAnnualReturnYear05	11.37%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Shareholder servicing fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total annual operating expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	$ 129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	$ 1,534
Annual Return 2008	rr_AnnualReturn2008	(44.40%)
Annual Return 2009	rr_AnnualReturn2009	40.33%
Annual Return 2010	rr_AnnualReturn2010	22.65%
Annual Return 2011	rr_AnnualReturn2011	(16.31%)
Annual Return 2012	rr_AnnualReturn2012	17.56%
Annual Return 2013	rr_AnnualReturn2013	26.04%
Annual Return 2014	rr_AnnualReturn2014	(7.36%)
Annual Return 2015	rr_AnnualReturn2015	4.77%
Annual Return 2016	rr_AnnualReturn2016	4.79%
Annual Return 2017	rr_AnnualReturn2017	29.01%
1 Year	rr_AverageAnnualReturnYear01	29.01%
5 Years	rr_AverageAnnualReturnYear05	10.59%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.77%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.48%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	3.39%

[1]	Management fees in the fee table above have been restated to reflect a reduction in management fees effective January 1, 2018.